RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES Part 3 (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 139,062		$ 154,350
Total unrealized gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	7,491
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	28,857	$ (19,933)
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)	(20,648)	9,801
Commodity Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain Loss On Cash Flow Hedges Net Of Tax Accumulated Other Comprehensive Income Loss	(5,400)
Total unrealized gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	27,328	11,678
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months	(7,200)
Commodity Cash Flow Hedge Gain (Loss) To Be Reclassified After Next 12 Months Net	1,800
Commodity Contract [Member] | Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)	(15,319)	14,499
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount recognized in the next 12 months	(6,500)
Amount of accumulated other comprehensive income (loss) attributable primarily to settled interest-rate swaps.	(42,300)
Total unrealized gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	1,529	(31,611)
Interest Rate Contract [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)	$ (5,329)	$ (4,698)